Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2023
Property and Equipment, net
Schedule of property and equipment
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment 308 - 308
- Depreciation for the period - (323) (323)
Balance, June 30, 2023 $ 29,244 $ (6,296) $ 22,948